Note 8 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accumulated Amortization, Debt Issuance Costs, Noncurrent	$ 12,724	$ 11,083